22. Trade payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	$ 369,552	$ 440,116
Current	12,700,807	22,464,224
Customer guarantees
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	213,097	216,768
Customer contributions
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	156,455	172,720
Current	30,858	23,508
Funding contributions - substations
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	0	50,628
Current	0	26,471
Payables for purchase of electricity - CAMMESA
SummaryOfTradePayablesLineItems [Line Items]
Current	4,367,129	8,727,732
Provision for unbilled electricity purchases - CAMMESA
SummaryOfTradePayablesLineItems [Line Items]
Current	4,938,327	9,584,381
Suppliers
SummaryOfTradePayablesLineItems [Line Items]
Current	3,042,079	3,730,485
Advance to customer
SummaryOfTradePayablesLineItems [Line Items]
Current	285,042	302,135
Discounts to customers
SummaryOfTradePayablesLineItems [Line Items]
Current	37,372	57,467
Related parties
SummaryOfTradePayablesLineItems [Line Items]
Current	$ 0	$ 12,045